Convertible Senior Notes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Apr. 15, 2008
4.75% Convertible Senior Notes due 2013
Debt Instrument [Line Items]
Convertible Senior Notes, interest rate	4.75%	4.75%	4.75%
Convertible Senior Notes, maturity year	2013	2013
5.535% Convertible Senior Notes due 2016
Debt Instrument [Line Items]
Convertible Senior Notes, interest rate	5.535%	5.535%
Convertible Senior Notes, maturity year	2016	2016
5.535% Convertible Senior Notes due 2018
Debt Instrument [Line Items]
Convertible Senior Notes, interest rate	5.535%	5.535%
Convertible Senior Notes, maturity year	2018	2018